Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Supplemental Cash Flow Information
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported on the Consolidated Balance Sheets that aggregate to the beginning and ending balances shown in the Consolidated Statements of Cash Flows for the years ended December 31, 2025 and 2024:

(in thousands)	December 31, 2025	December 31, 2024
Cash and cash equivalents	$66,637	$120,057
Restricted cash, current	18,592	38,403
Restricted cash	2,114	3,128
Total cash and cash equivalents and restricted cash	$87,343	$161,588
The following table presents the Company’s non-cash investing and financing activities as well as the cash paid for interest:

	Year ended December 31,
(in thousands)	2025	2024	2023
Non-cash investing activities
Capital expenditures incurred but not paid	$11,456	$16,707	$38,009
Non-cash involuntary conversion	9,129	—

Non-cash financing activities
Deferred shareholder servicing fees payable
Redemptions payable	585	788	361
Distribution payable to shareholders	—	—	7,606
ITC sales proceeds attributable to noncontrolling interest	45,378	—	—
Non-cash contributions from noncontrolling interests, net	—	87,865	—
Change in distributions payable to noncontrolling interest	$(1,666)	$997	$2,293

Cash paid for
Interest paid, net of amounts capitalized	$47,900	$45,223	$23,608
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported on the Consolidated Balance Sheets that aggregate to the beginning and ending balances shown in the Consolidated Statements of Cash Flows for the six months ended June 30, 2026:

(in thousands)	June 30, 2026	December 31, 2025
Cash and cash equivalents	$50,417	$66,637
Restricted cash, current	23,756	18,592
Restricted cash	2,251	2,114
Total cash and cash equivalents and restricted cash	$76,424	$87,343
The following table presents the Company’s non-cash investing and financing activities as well as the cash paid for interest:

	Six months ended June 30,
(in thousands)	2026	2025
Non-cash investing activities
Capital expenditures incurred but not paid	$18,659	$89,322
Non-cash financing activities
Redemptions payable	—	256
Change in distributions payable to noncontrolling interest	$438	$(1,333)
Cash paid for
Interest paid, net of amounts capitalized	$14,397	$24,218

Schedule of Fair Value Assets and Liabilities Using Level 3 Inputs
The following table reconciles the beginning and ending balances for instruments that are recognized at fair value using Level 3 inputs in the Consolidated Financial Statements as of December 31, 2025, 2024 and 2023 using significant unobservable inputs:

(in thousands)	Investments at fair value	Contingent consideration	OYA bankruptcy claim receivable	Total
Balance as of December 31, 2022	$92,554	$(75,700)	$—	$16,854
Contributions to investees	5,298	—	—	5,298
Return of capital	(3,906)	—	—	(3,906)
Change in fair value of investments, net	932	—	—	932
Change in contingent consideration	—	603	—	603
Reclassification of participating Earnout Shares	—	32,790	—	32,790
Balance as of December 31, 2023	$94,878	$(42,307)	$—	$52,571
Contributions to investees	734	—	—	734
Return of capital	(6,775)	—	—	(6,775)
Change in fair value of investments, net	(14,701)	—	—	(14,701)
Change in contingent consideration	—	39,348	—	39,348
Reclassification of participating Earnout Shares	—	2,659	—	2,659
Balance as of December 31, 2024	$74,136	$(300)	$—	$73,836
Contributions to investees	219	—	—	219
Divestiture and bankruptcy claim approval of OYA	(5,314)	—	12,692	7,378
Contribution to GDEV OYA Lender	12,692	—	(12,692)	—
Return of capital from GDEV OYA Lender	(3,000)	—	—	(3,000)
Change in fair value of investments, net	(5,380)	—	—	(5,380)
Change in contingent consideration	—	300	—	300
Balance as of December 31, 2025	$73,353	$—	$—	$73,353
The following table reconciles the beginning and ending balances for instruments that are recognized at fair value using Level 3 inputs in the Consolidated Financial Statements as of June 30, 2026 using significant unobservable inputs:

(in thousands)	Investments at fair value
Balance as of December 31, 2025	$73,353
Change in fair value of investments, net	(5,128)
Balance as of June 30, 2026	$68,225

Schedule of Change in Fair Value of Contingent Consideration
The following table reconciles the beginning and ending balances for instruments that are recognized at fair value using Level 3 inputs in the Consolidated Financial Statements as of December 31, 2025, 2024 and 2023 using significant unobservable inputs:

(in thousands)	Investments at fair value	Contingent consideration	OYA bankruptcy claim receivable	Total
Balance as of December 31, 2022	$92,554	$(75,700)	$—	$16,854
Contributions to investees	5,298	—	—	5,298
Return of capital	(3,906)	—	—	(3,906)
Change in fair value of investments, net	932	—	—	932
Change in contingent consideration	—	603	—	603
Reclassification of participating Earnout Shares	—	32,790	—	32,790
Balance as of December 31, 2023	$94,878	$(42,307)	$—	$52,571
Contributions to investees	734	—	—	734
Return of capital	(6,775)	—	—	(6,775)
Change in fair value of investments, net	(14,701)	—	—	(14,701)
Change in contingent consideration	—	39,348	—	39,348
Reclassification of participating Earnout Shares	—	2,659	—	2,659
Balance as of December 31, 2024	$74,136	$(300)	$—	$73,836
Contributions to investees	219	—	—	219
Divestiture and bankruptcy claim approval of OYA	(5,314)	—	12,692	7,378
Contribution to GDEV OYA Lender	12,692	—	(12,692)	—
Return of capital from GDEV OYA Lender	(3,000)	—	—	(3,000)
Change in fair value of investments, net	(5,380)	—	—	(5,380)
Change in contingent consideration	—	300	—	300
Balance as of December 31, 2025	$73,353	$—	$—	$73,353
The following table presents the change in fair value of contingent consideration for the periods indicated below:

	For the years ended December 31,
(in thousands)	2025	2024	2023
Change in fair value of contingent consideration	$(300)	$(39,348)	(603)
The following table reconciles the beginning and ending balances for instruments that are recognized at fair value using Level 3 inputs in the Consolidated Financial Statements as of June 30, 2026 using significant unobservable inputs:

(in thousands)	Investments at fair value
Balance as of December 31, 2025	$73,353
Change in fair value of investments, net	(5,128)
Balance as of June 30, 2026	$68,225

Schedule of Reconciliation of Investments Balances
The following table quantifies the significant unobservable inputs used in determining the fair value of equity method investments as of December 31, 2025:

Unobservable Input	Input/Range
Aurora Solar - Discount rate	10.0%
Aurora Solar - kWh production	0.5%
Aurora Solar - Estimated remaining useful life	27 years
GDEV OYA Lender - Discount rate	25%
GDEV OYA Lender - Attrition	25%-75%
GDEV OYA Lender - Price per watt	$0.30-$0.50
The following table quantifies the significant unobservable inputs used in determining the fair value of equity method investments as of June 30, 2026:

Unobservable Input	Input/Range
Aurora Solar - Discount rate	10.0%
Aurora Solar - kWh production	0.5%
Aurora Solar - Estimated remaining useful life	26 years

GDEV OYA Lender - Discount rate	25%
GDEV OYA Lender - Attrition	25%-75%
GDEV OYA Lender - Price per watt	$0.30-$0.47